ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2020	2019
Current:
Accounts payable		$1,461	$973
Accrued liabilities		751	653
Deferred revenue	(i)	256	307
Lease liabilities		206	197
Provisions(1)		176	214
Loans and notes payable		134	—
Other liabilities		293	66
Total current		$3,277	$2,410

Non-current:
Lease liabilities		$3,597	$1,606
Deferred revenue	(i)	467	246
Provisions(1)		423	327
Pension liabilities(2)		315	148
Loans and notes payable		84	99
Other liabilities		311	144
Total non-current		$5,197	$2,570

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 31, Retirement Benefit Plans, for further details.